Accrued Expenses - Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued compensation	$ 2,911	$ 4,439
Accrued severance and restructuring costs	136	908
Accrued distributor commissions	4,325	3,119
Accrued business development expenses	2,555
Accrued leases	967
Other	4,205	4,563
Total accrued expenses	$ 15,099	$ 13,029